UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------


Check here if Amendment [ ];             Amendment Number: ------
    This Amendment (Check only one):     [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           RE Advisers Corporation
                -----------------------------------------------
Address:        4301 Wilson Boulevard
                -----------------------------------------------
                Arlington, Virginia 22203
                -----------------------------------------------

Form 13F File Number:   028-04894

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Danielle C. Sieverling
        -------------------------------------------
Title:  Chief Compliance Officer
        -------------------------------------------
Phone:  703-907-5993
        -------------------------------------------

Signature, Place and Date of Signing:

/s/ Danielle C. Sieverling     Arlington, Virgina      February 14, 2011
--------------------------     ------------------      -----------------
       [Signature]                [City, State]             [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT
[X] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



Form 13F File Number      Name
--------------------      -----------------------------------------------
028-02316                 National Rural Electric Cooperative Association